Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

5. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	December 31,
(In thousands)	2011	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$1,201	$1,201	$—	$—
U.S. government and agency debt securities	90,522	90,522	—	—
International government agency debt securities	31,677	26,682	—	4,995
Corporate debt securities	18,692	—	11,106	7,586
Strategic equity investments	675	675	—	—
Interest rate cap contracts	111	—	111	—
Total	$142,878	$119,080	$11,217	$12,581

Liabilities:
Interest rate swap contract	$(421)	$—	$(421)	$—
Total	$(421)	$—	$(421)	$—

	March 31,
	2011	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$1,303	$1,303	$—	$—
U.S. government and agency debt securities	174,331	174,331	—	—
Corporate debt securities	35,801	—	34,754	1,047
International government agency debt securities	38,471	38,471	—	—
Strategic equity investments	675	675	—	—
Total	$250,581	$214,780	$34,754	$1,047

There were no transfers or reclassifications of any securities between Level 1 and Level 2 during the nine months ended December 31, 2011. The following table illustrates the rollforward of the fair value of the Company’s investments whose fair value is determined using Level 3 inputs:

Fair
(In thousands)	Value
Balance, April 1, 2011	$1,047
Investments transferred into Level 3	11,603
Total unrealized losses included in comprehensive loss	(69)
Balance, December 31, 2011	$12,581

During the nine months ended December 31, 2011, there were two investments in corporate debt securities transferred into Level 3 from Level 2 as trading in these securities ceased during the period. Also, during the nine months ended December 31, 2011, there was one investment in an international government agency debt security transferred into Level 3 from Level 1 as trading in this security ceased during the period.

In September and December 2011, the Company entered into interest rate cap agreements, and in September 2011, the Company entered into an interest rate swap agreement. These agreements are described in greater detail in Note 11, Derivative Instruments. The fair value of the Company’s interest rate cap and interest rate swap agreements were based on an income approach, which excludes accrued interest, and takes into consideration then-current interest rates and then-current creditworthiness of the Company or the counterparty, as applicable.

Substantially all of the Company’s corporate debt securities have been classified as Level 2. These securities were initially valued at the transaction price and subsequently valued, at the end of each reporting period, utilizing market observable data. The market observable data includes reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates and other industry and economic events. The Company validates the prices developed using the market observable data by obtaining market values from other pricing sources, analyzing pricing data in certain instances and confirming that the relevant markets are active.

The Company used a discounted cash flow model to determine the estimated fair value of its Level 3 securities. The assumptions used in the discounted cash flow model included estimates for interest rates, timing of cash flows, expected holding periods and risk-adjusted discount rates, which include provisions for default and liquidity risk, which the Company believes to be the most critical assumptions utilized within the analysis.

The carrying amounts reflected in the condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued expenses approximate fair value due to their short-term nature. The fair value of the remaining financial instruments not currently recognized at fair value on the Company’s condensed consolidated balance sheets consist of the Term Loans. The estimated fair value of the Term Loans, which was based on quoted market price indications, is as follows:

	Carrying	Estimated
(In thousands)	Value	Fair Value
First Lien Term Loan	$307,314	$308,838
Second Lien Term Loan	$137,454	$138,600

5.	FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy and the valuation techniques the Company utilized to determine such fair value:

	March 31,
	2011	Level 1	Level 2	Level 3
	(In thousands)

Cash equivalents	$1,303	$1,303	$—	$—
U.S. government and agency debt securities	174,331	174,331	—	—
Corporate debt securities	35,801	—	34,754	1,047
International government agency debt securities	38,471	38,471	—	—
Strategic equity investments	675	675	—	—

Total	$250,581	$214,780	$34,754	$1,047

	March 31,
	2010	Level 1	Level 2	Level 3
	(In thousands)

Cash equivalents and money market funds	$1,289	$1,289	$—	$—
U.S. government and agency debt securities	185,768	185,768	—	—
Corporate debt securities	40,404	—	38,668	1,736
International government agency debt securities	26,799	26,799	—	—
Auction rate securities	8,546	—	—	8,546
Asset backed debt securities	959	—	—	959
Strategic equity investments	1,335	1,335	—	—

Total	$265,100	$215,191	$38,668	$11,241

The following table is a rollforward of the fair value of the Company’s investments whose fair value was determined using Level 3 inputs at March 31, 2011:

Fair
Value
(In thousands)

Balance, April 1, 2010	$11,241
Total unrealized gains included in comprehensive income	1,517
Redemptions, at par value	(10,983)
Investments transferred out of Level 3	(728)

Balance, March 31, 2011	$1,047

During the year ended March 31, 2011, there were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy and there was one transfer between Level 3 and Level 2 as trading resumed for one of the Company’s investments in corporate debt securities. The Company did not recognize any gains or losses on Level 3 securities sold during the year ended March 31, 2011 or still held at March 31, 2011 in the consolidated statements of operations.

Certain of the Company’s investments in corporate debt securities have been classified as Level 2 within the fair value hierarchy. These investments are initially valued at the transaction price and subsequently valued utilizing third party pricing providers or other market observable data. Data used in the analysis include reportable trades, broker/dealer quotes, bids and offers, benchmark yields and credit spreads. The Company validates the prices provided by its third party pricing providers by reviewing their pricing methods, analyzing pricing inputs and confirming that the securities have traded in normally functioning markets. The Company did not adjust or override any fair value measurements provided by its pricing providers as of March 31, 2011 or March 31, 2010.

At March 31, 2011, the Company’s Level 3 investment consists of one corporate debt security. The Company used a discounted cash flow model to determine the estimated fair value of this security. The assumptions used in the discounted cash flow model included estimates for interest rates, timing of cash flows, expected holding periods and risk adjusted discount rates, which include a provision for default and liquidity risk, which the Company believes to be the most critical assumptions utilized within the analysis.